AEW REAL ESTATE FUND
                        CGM ADVISOR TARGETED EQUITY FUND
                          HANSBERGER INTERNATIONAL FUND
                      HARRIS ASSOCIATES FOCUSED VALUE FUND
                     HARRIS ASSOCIATES LARGE CAP VALUE FUND
                         IXIS U.S. DIVERSIFIED PORTFOLIO
                                 IXIS VALUE FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                          WESTPEAK CAPITAL GROWTH FUND
                                  (the "Funds")

        Supplement dated January 3, 2006 to the IXIS Advisor Equity Funds
              Classes A, B and C Prospectus and IXIS Advisor Funds
              Class Y Prospectus, each dated May 1, 2005, as may be
                   revised and supplemented from time to time

                   (This supplement combines supplements dated
                     October 7, 2005 and November 23, 2005)


Effective September 1, 2005, State Street Bank and Trust Company became the custodian of the Funds. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of each Prospectus are amended and restated as follows:

Classes A, B, and C Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                          AEW Real Estate Fund(1)        CGM Advisor Targeted Equity Fund       Hansberger International Fund
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       Class A      Class B   Class C     Class A     Class B     Class C     Class A      Class B     Class C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         0.80%        0.80%     0.80%       0.70%       0.70%       0.70%       0.80%        0.80%       0.80%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.48%        0.48%     0.48%       0.27%       0.27%       0.27%       0.55%        0.55%       0.55%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.53%        2.28%     2.28%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Fee Waiver and/or
Expense
Reimbursement           0.03%        0.03%     0.03%       0.00%       0.00%       0.00%       0.00%        0.00%       0.00%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Net Expenses            1.50%        2.25%     2.25%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------

-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                      Harris Associates Focused Value    Harris Associates Large Cap Value    IXIS U.S. Diversified Portfolio+
                                  Fund(2)                             Fund(3)
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       Class A      Class B   Class C     Class A     Class B     Class C     Class A      Class B     Class C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         1.00%        1.00%     1.00%       0.68%       0.68%       0.68%       0.90%        0.90%       0.90%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.31%        0.31%     0.31%       0.37%       0.37%       0.37%       0.37%        0.37%       0.37%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.56%        2.31%     2.31%       1.30%       2.05%       2.05%       1.52%        2.27%       2.27%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------

-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                              IXIS Value Fund           Vaughan Nelson Small Cap Value Fund     Westpeak Capital Growth Fund
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
                      Class A    Class B     Class C      Class A     Class B     Class C     Class A      Class B     Class C
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees        0.75%      0.75%       0.75%        0.90%       0.90%       0.90%       0.75%        0.75%       0.75%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees           0.25%      1.00%*      1.00%*       0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses++       0.43%      0.43%       0.43%        0.60%       0.60%       0.60%       0.62%        0.62%       0.62%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses     1.43%      2.18%       2.18%        1.75%       2.50%       2.50%       1.62%        2.37%       2.37%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------

+ Expense information reflects a reduction in the advisory fee of the IXIS U.S. Diversified Portfolio from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006 and is reevaluated on an annual basis.

Example*

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                  AEW Real Estate Fund                                CGM Advisor Targeted Equity Fund
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 Class A           Class B                Class C          Class A          Class B                 Class C
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $719       $728        $228       $328        $228       $692        $700        $200       $300        $200
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,028     $1,009       $709       $709        $709       $940        $918        $618       $618        $618
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,359     $1,417      $1,217     $1,217      $1,217     $1,207      $1,262      $1,062     $1,062      $1,062
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,291     $2,425      $2,425     $2,613      $2,613     $1,967      $2,102      $2,102     $2,296      $2,296
-----------------------------------------------------------------------------------------------------------------------------------

--------------- --------------------------------------------------------- ---------------------------------------------------------
                             Hansberger International Fund                          Harris Associates Focused Value Fund
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 Class A           Class B                Class C          Class A          Class B                 Class C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $728       $738        $238       $338        $238       $725        $734        $234       $334        $234
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,051     $1,033       $733       $733        $733      $1,039      $1,021       $721       $721        $721
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,396     $1,455      $1,255     $1,255      $1,255     $1,376      $1,435      $1,235     $1,235      $1,235
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,366     $2,499      $2,499     $2,686      $2,686     $2,325      $2,458      $2,458     $2,646      $2,646
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- --------------------------------------------------------- ---------------------------------------------------------
                         Harris Associates Large Cap Value Fund                       IXIS U.S. Diversified Portfolio
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 Class A           Class B                Class C          Class A          Class B                 Class C
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $700       $708        $208       $308        $208       $721        $730        $230       $330        $230
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years         $963       $943        $643       $643        $643      $1,028      $1,009       $709       $709        $709
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,247     $1,303      $1,103     $1,103      $1,103     $1,356      $1,415      $1,215     $1,215      $1,215
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,053     $2,187      $2,187     $2,379      $2,379     $2,283      $2,417      $2,417     $2,605      $2,605
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                    IXIS Value Fund                                 Vaughan Nelson Small Cap Value Fund
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 Class A           Class B                Class C          Class A          Class B                 Class C
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $712       $721        $221       $321        $221       $743        $753        $253       $353        $253
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,001      $982        $682       $682        $682      $1,094      $1,079       $779       $779        $779
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,312     $1,370      $1,170     $1,170      $1,170     $1,469      $1,531      $1,331     $1,331      $1,331
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,190     $2,323      $2,323     $2,513      $2,513     $2,519      $2,652      $2,652     $2,836      $2,836
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- ---------------------------------------------------------
                              Westpeak Capital Growth Fund
--------------- ----------- ---------------------- ----------------------
                 Class A           Class B                Class C
--------------- ----------- ---------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- -----------
    1 year         $730       $740        $240       $340        $240
--------------- ----------- ---------- ----------- ---------- -----------
   3 years        $1,057     $1,039       $739       $739        $739
--------------- ----------- ---------- ----------- ---------- -----------
   5 years        $1,406     $1,465      $1,265     $1,265      $1,265
--------------- ----------- ---------- ----------- ---------- -----------
  10 years**      $2,386     $2,520      $2,520     $2,706      $2,706
--------------- ----------- ---------- ----------- ---------- -----------

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

* The Example for the AEW Real Estate Fund is based on Net Expenses for the 1-year period and on Total Annual Fund Operating Expenses for the remaining years. The Example for all other Funds is based on Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.



Class Y Prospectus

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------ ------------------------ ----------------------
                        AEW Real Estate Fund(1)   CGM Advisor Targeted         Hansberger
                                                       Equity Fund        International Fund(2)
------------------------------------------------------------------------------------------------
                               Class Y                  Class Y                 Class Y
------------------------------------------------------------------------------------------------
Management fees                 0.80%                    0.70%                   0.80%
------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees            0.00%                    0.00%                   0.00%
------------------------------------------------------------------------------------------------
Other expenses++                0.36%                    0.18%                   0.37%
------------------------------------------------------------------------------------------------
Total annual fund
operating expenses              1.16%                    0.88%                   1.17%
------------------------------------------------------------------------------------------------

----------------------- ------------------------ ------------------------ ----------------------
                           Harris Associates      IXIS U.S. Diversified   Vaughan Nelson Small
                        Large Cap Value Fund(3)        Portfolio+           Cap Value Fund(2)
------------------------------------------------------------------------------------------------
                               Class Y                  Class Y                 Class Y
------------------------------------------------------------------------------------------------
Management fees                 0.68%                    0.90%                   0.90%
------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees            0.00%                    0.00%                   0.00%
------------------------------------------------------------------------------------------------
Other expenses++                0.24%                    0.24%                   0.39%
------------------------------------------------------------------------------------------------
Total annual fund
operating expenses              0.92%                    1.14%                   1.29%
------------------------------------------------------------------------------------------------

+Expense information for the IXIS U.S. Diversified Portfolio reflects a reduction in the advisory fee from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

(2) Class Y shares of the Hansberger International Fund and the Vaughan Nelson Small Cap Value Fund were not outstanding during 2004 and are not outstanding as of the date of this supplement. Expenses of the Hansberger International Fund and the Vaughan Nelson Small Cap Value Fund have been estimated.

(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.


Example*

  ----------- ------------------------------------ ----------------------------------- -----------------------------------
                     AEW Real Estate Fund           CGM Advisor Targeted Equity Fund     Hansberger International Fund
  ------------------------------------------------------------------------------------------------------------------------
                           Class Y                              Class Y                             Class Y
  ------------------------------------------------------------------------------------------------------------------------
  1 year                     $118                                 $90                                $119
  ------------------------------------------------------------------------------------------------------------------------
  3 years                    $368                                $281                                $372
  ------------------------------------------------------------------------------------------------------------------------
  5 years                    $638                                $488                                $644
  ------------------------------------------------------------------------------------------------------------------------
  10 years                  $1,409                              $1,084                              $1,420
  ------------------------------------------------------------------------------------------------------------------------

  ----------- ------------------------------------ ----------------------------------- -----------------------------------
               Harris Associates Large Cap Value    IXIS U.S. Diversified Portfolio      Vaughan Nelson Small Cap Value
                             Fund                                                                     Fund
  ----------- ------------------------------------ ----------------------------------- -----------------------------------
                           Class Y                              Class Y                             Class Y
  ------------------------------------------------------------------------------------------------------------------------
  1 year                     $94                                 $116                                $131
  ------------------------------------------------------------------------------------------------------------------------
  3 years                    $293                                $362                                $409
  ------------------------------------------------------------------------------------------------------------------------
  5 years                    $509                                $628                                $708
  ------------------------------------------------------------------------------------------------------------------------
  10 years                  $1,131                              $1,386                              $1,556
  ------------------------------------------------------------------------------------------------------------------------

* The Example for each Fund is based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

CGM ADVISOR TARGETED EQUITY FUND and HARRIS ASSOCIATES FOCUSED VALUE FUND

The last paragraph of the sub-section "Principal Investment Strategies" within the "Goals, Strategies & Risks" section of each prospectus is amended and restated as follows with regard to CGM Advisor Targeted Equity Fund and Harris Associates Focused Value Fund:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

                                                                      SP286-1205